Capital Disclosures (Details) $ in Billions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of additional information [Abstract]
Equity and debt	$ 22.8	$ 25.4
Debt to capital ratio	0.242	0.227
Debt to capital ratio, target	0.65
Debt to funds from operation ratio	1.7	1.4
Debt to funds from operation ratio, target	2.0